SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - Unsecured Promissory Note [Member]	1 Months Ended
Apr. 30, 2018 USD ($)
Subsequent Event [Line Items]
Debt instrument face amount	$ 600,000
Debt interest rate	5.00%
Proceeds from debt	$ 570,000